SCHEDULE OF SUPPLEMENTAL CASH FLOW INFORMATION RELATED TO OPERATING LEASES (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Leases
Cash payments for operating leases	$ 550
New operating lease assets obtained in exchange for operating lease liabilities